UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04809

LIBERTY ALL-STAR EQUITY FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1 – September 30, 2011

Item 1 – Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments

	SHARES	MARKET VALUE
COMMON STOCKS (99.05%)
CONSUMER DISCRETIONARY (11.09%)
Auto Components (1.10%)
Johnson Controls, Inc.	188,521	$4,971,299
Magna International, Inc.	127,455	4,202,191

		9,173,490

Diversified Consumer Services (0.28%)
Apollo Group, Inc., Class A(a)	58,825	2,330,058

Hotels, Restaurants & Leisure (1.15%)
Carnival Corp.	273,025	8,272,657
Orient-Express Hotels Ltd., Class A(a)	200,890	1,388,150

		9,660,807

Household Durables (1.81%)
Fortune Brands, Inc.	65,725	3,554,408
KB Home	188,310	1,103,497
NVR, Inc.(a)	10,900	6,583,382
Toll Brothers, Inc.(a)	267,700	3,862,911

		15,104,198

Internet & Catalog Retail (2.00%)
Amazon.com, Inc.(a)	45,930	9,931,444
Expedia, Inc.	68,000	1,751,000
priceline.com, Inc.(a)	11,300	5,078,898

		16,761,342

Media (0.91%)
Omnicom Group, Inc.	131,450	4,842,618
The Walt Disney Co.	91,753	2,767,270

		7,609,888

Multi-Line Retail (0.91%)
J.C. Penney Co., Inc.	283,845	7,601,369

Specialty Retail (2.47%)
Dick’s Sporting Goods, Inc.(a)	114,755	3,839,702
Guess?, Inc.	63,087	1,797,349
Staples, Inc.	720,275	9,579,657
Tiffany & Co.	26,213	1,594,275
The TJX Cos., Inc.	69,382	3,848,620

		20,659,603

Textiles, Apparel & Luxury Goods (0.46%)
Burberry Group PLC(b)	104,737	3,875,269

CONSUMER STAPLES (6.10%)
Beverages (1.18%)
The Coca-Cola Company	31,000	2,094,360
Diageo PLC(b)	37,835	2,872,812

  See Notes to Schedule of Investments.

Third Quarter Report (Unaudited) | September 30, 2011	1

Schedule of Investments	Liberty All-Star® Equity Fund

September 30, 2011 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Beverages (continued)
Molson Coors Brewing Co., Class B	123,700	$4,899,757

		9,866,929

Food & Staples Retailing (1.67%)
Costco Wholesale Corp.	72,353	5,941,628
CVS Caremark Corp.	80,000	2,686,400
Walgreen Co.	162,000	5,328,180

		13,956,208

Food Products (1.16%)
Archer-Daniels-Midland Co.	160,000	3,969,600
Mead Johnson Nutrition Co.	83,200	5,726,656

		9,696,256

Household Products (0.86%)
Colgate-Palmolive Co.	34,534	3,062,475
The Procter & Gamble Co.	65,000	4,106,700

		7,169,175

Personal Products (0.61%)
Avon Products, Inc.	130,443	2,556,683
The Estee Lauder Cos., Inc., Class A	29,310	2,574,590

		5,131,273

Tobacco (0.62%)
British American Tobacco PLC(b)	61,038	5,171,750

ENERGY (13.19%)
Energy Equipment & Services (2.83%)
FMC Technologies, Inc.(a)	118,620	4,460,112
Oceaneering International, Inc.	115,200	4,071,168
Schlumberger Ltd.	91,730	5,479,033
Tidewater, Inc.	124,000	5,214,200
Weatherford International Ltd.(a)	363,309	4,436,003

		23,660,516

Oil, Gas & Consumable Fuels (10.36%)
Anadarko Petroleum Corp.	72,956	4,599,876
Arch Coal, Inc.	555,545	8,099,846
BP PLC(b)	273,457	9,863,594
Chesapeake Energy Corp.	108,496	2,772,073
Chevron Corp.	63,000	5,828,760
Cobalt International Energy, Inc.(a)	253,821	1,956,960
ConocoPhillips	107,300	6,794,236
Consol Energy, Inc.	245,060	8,314,886
Devon Energy Corp.	89,000	4,934,160
Exxon Mobil Corp.	80,175	5,823,110
Hess Corp.	40,740	2,137,220
Occidental Petroleum Corp.	78,100	5,584,150
Peabody Energy Corp.	217,095	7,355,179

  See Notes to Schedule of Investments.

2	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class A(b)	83,335	$5,126,769
Royal Dutch Shell PLC, Class B(b)	30,325	1,881,666
Valero Energy Corp.	313,855	5,580,342

		86,652,827

FINANCIALS (18.43%)
Capital Markets (3.89%)
Bank of New York Mellon Corp.	121,300	2,254,967
The Charles Schwab Corp.	395,100	4,452,777
Franklin Resources, Inc.	23,250	2,223,630
The Goldman Sachs Group, Inc.	61,903	5,852,929
Morgan Stanley	396,175	5,348,362
State Street Corp.	255,450	8,215,272
UBS AG(a)	368,425	4,211,098

		32,559,035

Commercial Banks (4.66%)
BB&T Corp.	140,000	2,986,200
Huntington Bancshares, Inc.	420,306	2,017,469
PNC Financial Services Group, Inc.	203,476	9,805,508
Regions Financial Corp.	648,210	2,158,539
SunTrust Banks, Inc.	371,020	6,659,809
Wells Fargo & Co.	636,665	15,356,360

		38,983,885

Consumer Finance (0.58%)
American Express Co.	108,000	4,849,200

Diversified Financial Services (2.77%)
Bank of America Corp.	344,350	2,107,422
Citigroup, Inc.	148,806	3,812,410
JPMorgan Chase & Co.	573,665	17,278,790

		23,198,622

Insurance (6.30%)
ACE Ltd.	244,652	14,825,911
The Allstate Corp.	431,970	10,233,369
American International Group, Inc.(a)	153,125	3,361,094
Assured Guaranty Ltd.	345,684	3,799,067
Axis Capital Holdings Ltd.	169,975	4,409,152
Fidelity National Financial, Inc., Class A	233,275	3,541,114
Lincoln National Corp.	71,150	1,112,074
MetLife, Inc.	218,875	6,130,689
RenaissanceRe Holdings Ltd.	63,655	4,061,189
Willis Group Holdings PLC	33,915	1,165,659

		52,639,318

  See Notes to Schedule of Investments.

Third Quarter Report (Unaudited) | September 30, 2011	3

Schedule of Investments	Liberty All-Star® Equity Fund

September 30, 2011 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Real Estate Investment Trusts (0.23%)
Sunstone Hotel Investors, Inc.(a)	341,300	$1,941,997

HEALTH CARE (8.86%)
Biotechnology (1.13%)
Gilead Sciences, Inc.(a)	183,901	7,135,359
Myriad Genetics, Inc.(a)	122,867	2,302,527

		9,437,886

Health Care Equipment & Supplies (2.56%)
Intuitive Surgical, Inc.(a)	11,000	4,007,080
NuVasive, Inc.(a)	105,241	1,796,464
St. Jude Medical, Inc.	135,000	4,885,650
Varian Medical Systems, Inc.(a)	96,300	5,023,008
Zimmer Holdings, Inc.(a)	107,000	5,724,500

		21,436,702

Health Care Providers & Services (1.82%)
Brookdale Senior Living, Inc.(a)	327,767	4,110,198
Express Scripts, Inc.(a)	47,367	1,755,895
Medco Health Solutions, Inc.(a)	105,210	4,933,297
WellPoint, Inc.	68,122	4,447,004

		15,246,394

Health Care Technology (1.02%)
Cerner Corp.(a)	124,664	8,541,977

Life Sciences Tools & Services (0.59%)
Life Technologies Corp.(a)	128,100	4,922,883

Pharmaceuticals (1.74%)
Abbott Laboratories	113,350	5,796,719
Allergan, Inc.	81,800	6,738,684
Teva Pharmaceutical Industries Ltd.(b)	54,000	2,009,880

		14,545,283

INDUSTRIALS (8.24%)
Aerospace & Defense (3.33%)
The Boeing Co.	64,295	3,890,490
General Dynamics Corp.	94,428	5,372,009
Huntington Ingalls Industries, Inc.(a)	21,862	531,903
L-3 Communications Holdings, Inc.	93,425	5,789,547
Northrop Grumman Corp.	123,300	6,431,328
Precision Castparts Corp.	37,700	5,860,842

		27,876,119

Air Freight & Logistics (1.52%)
C.H. Robinson Worldwide, Inc.	121,245	8,301,645
Expeditors International of Washington, Inc.	109,790	4,451,985

		12,753,630

  See Notes to Schedule of Investments.

4	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Building Products (0.28%)
Masco Corp.	325,475	$2,317,382

Construction & Engineering (0.35%)
Fluor Corp.	62,001	2,886,146

Electrical Equipment (1.03%)
Rockwell Automation, Inc.	153,420	8,591,520

Industrial Conglomerates (0.33%)
Textron, Inc.	157,620	2,780,417

Machinery (0.72%)
Navistar International Corp.(a)	146,081	4,692,122
Terex Corp.(a)	131,115	1,345,240

		6,037,362

Professional Services (0.54%)
Robert Half International, Inc.	211,896	4,496,433

Transportation Infrastructure (0.14%)
Aegean Marine Petroleum Network, Inc.	255,135	1,150,659

INFORMATION TECHNOLOGY (25.37%)
Communications Equipment (4.81%)
Acme Packet, Inc.(a)	72,384	3,082,834
Cisco Systems, Inc.	1,016,085	15,739,157
Harris Corp.	135,000	4,612,950
QUALCOMM, Inc.	344,703	16,762,907

		40,197,848

Computers & Peripherals (5.91%)
Apple, Inc.(a)	74,186	28,278,219
Dell, Inc.(a)	926,450	13,109,268
Hewlett-Packard Co.	358,125	8,039,906

		49,427,393

Electronic Equipment & Instruments (1.85%)
Avnet, Inc.(a)	122,885	3,204,841
Corning, Inc.	370,000	4,573,200
Tyco Electronics Ltd.	274,325	7,719,505

		15,497,546

Internet Software & Services (4.41%)
Baidu, Inc.(a)(b)	86,398	9,236,810
eBay, Inc.(a)	245,233	7,231,921
Google, Inc., Class A(a)	25,246	12,986,038
Monster Worldwide, Inc.(a)	616,660	4,427,619

  See Notes to Schedule of Investments.

Third Quarter Report (Unaudited) | September 30, 2011	5

Schedule of Investments	Liberty All-Star® Equity Fund

September 30, 2011 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Internet Software & Services (continued)
OpenTable, Inc.(a)	65,542	$3,015,587

		36,897,975

IT Services (3.42%)
Cognizant Technology Solutions Corp., Class A(a)	85,400	5,354,580
Computer Sciences Corp.	148,500	3,987,225
Visa, Inc., Class A	117,929	10,108,874
The Western Union Co.	598,672	9,153,695

		28,604,374

Semiconductors & Semiconductor Equipment (2.23%)
Analog Devices, Inc.	172,000	5,375,000
ARM Holdings PLC(b)	157,300	4,011,150
Broadcom Corp., Class A(a)	172,645	5,747,352
Intel Corp.	44,582	950,934
MEMC Electronic Materials, Inc.(a)	485,130	2,542,082

		18,626,518

Software (2.74%)
CA, Inc.	249,875	4,850,074
Microsoft Corp.	346,225	8,617,540
Salesforce.com, Inc.(a)	54,811	6,263,801
VMware, Inc., Class A(a)	39,200	3,150,896

		22,882,311

MATERIALS (3.66%)
Chemicals (2.44%)
The Dow Chemical Co.	105,089	2,360,299
The Mosaic Co.	72,798	3,564,918
PPG Industries, Inc.	70,850	5,006,261
Praxair, Inc.	62,800	5,870,544
The Sherwin-Williams Co.	48,400	3,597,088

		20,399,110

Metals & Mining (1.22%)
Alcoa, Inc.	407,000	3,894,990
Freeport-McMoRan Copper & Gold, Inc.	117,844	3,588,350
Silver Wheaton Corp.	91,200	2,685,840

		10,169,180

TELECOMMUNICATION SERVICES (1.47%)
Wireless Telecommunication Services (1.47%)
American Tower Corp., Class A(a)	165,460	8,901,748
Sprint Nextel Corp.(a)	166,435	505,962
Vodafone Group PLC(b)	112,000	2,872,800

		12,280,510

UTILITIES (2.64%)
Electric Utilities (1.63%)
Edison International	89,000	3,404,250
Entergy Corp.	91,950	6,095,366

  See Notes to Schedule of Investments.

6	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Electric Utilities (continued)
FirstEnergy Corp.	92,587	$4,158,082

		13,657,698

Gas Utilities (0.50%)
EQT Corp.	79,051	4,218,161

Independent Power Producers & Energy Traders (0.51%)
GenOn Energy, Inc.(a)	1,526,220	4,242,892

TOTAL COMMON STOCKS
(COST OF $950,499,637)		828,375,324

EXCHANGE TRADED FUND (0.00%)
iShares Russell 1000 Value Index Fund	44	2,490

TOTAL EXCHANGE TRADED FUND
(COST OF $2,978)		2,490

	PRINCIPAL AMOUNT	MARKET VALUE
CORPORATE BOND (0.01%)
INDUSTRIALS (0.01%)
Airlines (0.01%)
United Continental Holdings, Inc.
6.00%, 10/15/2029	$38,000	90,250

TOTAL CORPORATE BOND
(COST OF $82,331)		90,250

	PAR VALUE
SHORT TERM INVESTMENT (0.99%)
REPURCHASE AGREEMENT (0.99%)
Repurchase agreement with State Street Bank & Trust Co., dated 09/30/11, due 10/03/11 at 0.01%, collateralized by several Fannie Mae and Freddie Mac instruments with various maturity dates, market value of $8,411,743 (Repurchase proceeds of $8,239,000)	$8,239,000	8,239,000

TOTAL SHORT TERM INVESTMENT
(COST OF $8,239,000)		8,239,000

  See Notes to Schedule of Investments.

Third Quarter Report (Unaudited) | September 30, 2011	7

Schedule of Investments	Liberty All-Star® Equity Fund

September 30, 2011 (Unaudited)

TOTAL INVESTMENTS (100.05%)
(COST OF $958,823,946)(c)	836,707,064
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.05%)	(405,311)

NET ASSETS (100.00%)	$836,301,753

NET ASSET VALUE PER SHARE
(182,678,079 SHARES OUTSTANDING)	$4.58

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Cost of investments for federal income tax purposes is $969,615,533.

Gross unrealized appreciation and depreciation at September 30, 2011 based on cost of investments for federal income tax purposes is as follows:
Gross unrealized appreciation	$61,652,871
Gross unrealized depreciation	(194,561,340)

Net unrealized appreciation	$(132,908,469)

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

  See Notes to Schedule of Investments.

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Liberty All-Star® Equity Fund	Notes to Schedule of Investments

Security Valuation

Equity securities including common stocks and exchange traded funds are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Liberty All-Star® Equity Fund’s (the “Fund”) Board of Trustees (the “Board”). The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board.

Foreign Securities

The Fund invests in foreign securities including American Depositary Receipts, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

Security Transactions

Security transactions are recorded on the trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

Third Quarter Report (Unaudited) | September 30, 2011	9

Notes to Schedule of Investments	Liberty All-Star® Equity Fund

September 30, 2011 (Unaudited)

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following the three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$828,375,324	$–	$–	$828,375,324
Exchange Traded Fund	2,490	–	–	2,490
Corporate Bond	–	90,250	–	90,250
Short Term Investment	–	8,239,000	–	8,239,000

Total	$828,377,814	$8,329,250	$–	$836,707,064

*See Schedule of Investments for industry classifications

10	www.all-starfunds.com

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

For the period ended September 30, 2011, the Fund did not have any significant transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

  See Notes to Schedule of Investments.

Third Quarter Report (Unaudited) | September 30, 2011	11

Description of Lipper Benchmark and the S&P 500 Index	Liberty All-Star® Equity Fund

Lipper Large-Cap Core Mutual Fund Average

The average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. domestic equity large-cap floor. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

S&P 500 Index

A representative sample of 500 leading companies in leading industries of the U.S. economy. Focuses on the large-cap segment of the market with approximately 75% coverage of U.S. equities

12	www.all-starfunds.com

Liberty All-Star® Equity Fund	Notes

Third Quarter Report (Unaudited) | September 30, 2011	13

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 28, 2011

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	November 28, 2011